Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income [abstract]
Table of debt securities FVOCI

	December 31, 2020	December 31, 2019
BCRA Liquidity Bills	89,890,131	39,585,142
Government securities	30,452,845	21,825,609
Financial assets pledged as collateral	6,939,966	—
Private securities - Corporate bonds	260,910	95,503

TOTAL	127,543,852	61,506,254

Table of equity instruments FVOCI

	December 31, 2020	December 31, 2019
Banco Latinoaméricano de Exportaciones S.A.	27,216	35,921
Others	1,283	1,339

TOTAL	28,499	37,260